Note 10 - Geographic Information (Details) - Geographic Area Information Related to Long-Lived Assets (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Region
Long-lived Assets	$ 1,759,566	$ 2,388,329	$ 3,326,785
North America [Member]
Region
Long-lived Assets	1,111,651	1,622,079	2,461,257
Europe, Middle East, and Asia [Member]
Region
Long-lived Assets	$ 647,915	$ 766,250	$ 865,528